Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations
Schedule of fair value recognized on acquisition

in EUR thousands	Fair value recognized on acquisition
Non-current assets	6,592
Property, plant and equipment	206
Right-of-use assets	170
Intangible asset (Technology)	6,216
Current assets	966
Trade and other receivables	658
Cash and cash equivalents	308
Total assets	7,558
Non-current liabilities	134
Lease liabilities	114
Deferred tax liabilities (net of deferred tax assets)	20
Current liabilities	406
Lease liabilities	55
Accounts Payables	346
Other current liabilities	5
Total liabilities	540
Net assets acquired	7,018

Schedule of goodwill recognized as a result of the acquisition in EURk
Consideration transferred	19,481
Net Assets acquired	(7,018)
Goodwill	12,463

Schedule of overview of cash flows on acquisition

Overview of cash flows on acquisition:	EURk
Transaction costs of the acquisition (included in cash flows provided by(used in) operating activities)	(500)

Payment of consideration in cash and cash equivalents	(585)
Cash acquired with the subsidiary (included in cash flows provided by (used in) investing activities)	308
Included in cash flows from investing activities	(277)

Net cash flows on acquisition	(777)